Long-Term Debt (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Debt Instrument [Line Items]
Long-term debt	$ 4,081	$ 4,322
Less: Current maturities	522	267
Total, net	3,559	4,055
Long-term debt maturing during year two	304
Long-term debt maturing during year three	251
Long-term debt maturing during year four	251
Long-term debt maturing during year five	651
Interest paid related to short-term borrowings and long-term debt	210	226	234
5.625% notes due November 2013 [Member]
Debt Instrument [Line Items]
Long-term debt	0	250
Notes interest rate, percentage		5.625%
Repayments of debt	250
5.0% notes due December 2014 [Member]
Debt Instrument [Line Items]
Long-term debt	250	250
Notes interest rate, percentage	5.00%	5.00%
4.125% notes due April 2015 [Member]
Debt Instrument [Line Items]
Long-term debt	250	250
Notes interest rate, percentage	4.125%	4.125%
4.75% notes due October 2015 [Member]
Debt Instrument [Line Items]
Long-term debt	250	250
Notes interest rate, percentage	4.75%	4.75%
5.125% notes due December 2016 [Member]
Debt Instrument [Line Items]
Long-term debt	250	250
Notes interest rate, percentage	5.125%	5.125%
5.375% notes due October 2017 [Member]
Debt Instrument [Line Items]
Long-term debt	250	250
Notes interest rate, percentage	5.375%	5.375%
5.25% notes due October 2018[Member]
Debt Instrument [Line Items]
Long-term debt	400	400
Notes interest rate, percentage	5.25%	5.25%
5.0% notes due April 2019 [Member]
Debt Instrument [Line Items]
Long-term debt	250	250
Notes interest rate, percentage	5.00%	5.00%
4.875% notes due October 2019 [Member]
Debt Instrument [Line Items]
Long-term debt	500	500
Notes interest rate, percentage	4.875%	4.875%
4.25% notes due November 2020 [Member]
Debt Instrument [Line Items]
Long-term debt	300	300
Notes interest rate, percentage	4.25%	4.25%
2.625% notes due February 2023 [Member]
Debt Instrument [Line Items]
Long-term debt	500	500
Notes interest rate, percentage	2.625%	2.625%
Issuance of debt		500
6.0% notes due August 2032 [Member]
Debt Instrument [Line Items]
Long-term debt	250	250
Notes interest rate, percentage	6.00%	6.00%
6.125% notes due April 2039 [Member]
Debt Instrument [Line Items]
Long-term debt	250	250
Notes interest rate, percentage	6.125%	6.125%
5.25% notes due November 2039 [Member]
Debt Instrument [Line Items]
Long-term debt	300	300
Notes interest rate, percentage	5.25%	5.25%
Other [Member]
Debt Instrument [Line Items]
Long-term debt	81	72
4.625% notes due October 2012 [Member]
Debt Instrument [Line Items]
Notes interest rate, percentage			4.625%
Repayments of debt		250
4.5% notes due May 2013 [Member]
Debt Instrument [Line Items]
Notes interest rate, percentage			4.50%
Repayments of debt		$ 250